JUNE 30, 1999

                                     [LOGO]

                                BT Mutual Funds

Advisor
EAFE Equity Index Fund
Semi-Annual Report

Trust: BT Advisor Funds
Investment Advisor: Bankers Trust Company

--------------------------------------------------------------------------------
EAFE Equity Index Fund

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareholders .................................................   3

EAFE Equity Index Fund
   Statement of Assets and Liabilities .................................   6
   Statement of Operations .............................................   6
   Statements of Changes in Net Assets .................................   7
   Financial Highlights ................................................   8
   Notes to Financial Statements .......................................  10
EAFE Equity Index Portfolio
   Statement of Net Assets .............................................  12
   Statement of Operations .............................................  19
   Statements of Changes in Net Assets .................................  20
   Financial Highlights ................................................  20
   Notes to Financial Statements .......................................  21

                                ----------------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                               -----------------

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EAFE Equity Index Fund

Letter to Shareholders
--------------------------------------------------------------------------------

We are pleased to present you with this semi-annual report for the EAFE(R)(1) Equity Index Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.(2)


MARKET ACTIVITY
Overall, 15 of the 20 EAFE markets posted gains for the semi-annual period ended June 30, 1999, and nine had double-digit returns. Equities accounted for most of the advance of the MSCI EAFE Index(3), gaining in each month of the period except May; currencies lost ground throughout.

The major story of the first half of 1999 was the rather significant market rotations in the EAFE markets, as European markets pulled back, and Asian and Pacific Rim markets recovered strongly. The two biggest influences on EAFE Index performance were the stunning reversal of the Japanese equity market and the introduction of the Euro.

Europe
Regionally, Europe declined 3.2% in U.S. dollar terms during the semi-annual period. The previously outperforming European markets were hurt by a strong U.S. dollar, slowing domestic growth rates, and increased competition resulting from the January 1, 1999 introduction of the common Euro currency.

o Great expectations for the much-anticipated introduction of the Euro in January had fueled a strong European market in 1998 and into January 1999, only to disappoint later. Strategists expected impressive capital flows into Europe as the unified market promoted a more stable economic environment and greater transparency in financial reporting. However, the Euro's value versus the U.S. dollar declined by about 13% since its inception, dampening European equity returns in U.S. dollar terms.

o On the other hand, European markets responded to several positive factors as well.

     -- Merger activity rose as companies sought economies of scale in an enlarged "domestic" market. -- For example, in January, Zeneca PLC
          (UK) agreed to buy Astra (Sweden), and Ford Motor bid to buy Volvo's car unit. France's Societe Generale bought competitor Paribas in February, and other bank stocks rose as investors felt there would be more mergers in the fragmented European banking sector. Takeover activity remained strong in April, as Deutsche Telekom and Telecom Italia announced a merger in an attempt to fend off Olivetti's bid for the Italian phone company. By the end of the semi-annual period, Olivetti had won the battle for Telecom Italia in the largest leveraged buyout in European history, buoying somewhat the European markets overall. Also in June, Repsol, the Spanish energy firm, received shareholder approval for its bid to buy YPF, the Argentinian oil company.

     -- Many European companies continued to announce better than expected earnings. -- For instance, Finland was a top performing market during the first quarter of 1999, rising on better than expected earnings from Nokia, the global telecommunications company whose shares account for more than 50% of the Finnish market. Austria was the top performing market in February, rising on better than expected earnings from Bank Austria, the country's largest bank.

Ten Largest Stock Holdings
---------------------------------------------------------
Nippon Telegraph & Telephone Corp.   Novartis
---------------------------------------------------------
Royal Dutch Petroleum Co.            British Telecom PLC
---------------------------------------------------------
Toyota Motor Corp.                   Glaxo Wellcome PLC
---------------------------------------------------------
Nokia AB-A Shares                    Deutsche Telekom
---------------------------------------------------------
British Petroleum Co.                DaimlerChrysler AG
---------------------------------------------------------

     -- European governments continued to cut interest rates. -- Norway, the United Kingdom, Switzerland, and the European Central Bank each cut rates, prompting several equity markets to rally in response.

     -- Political and economic events prompted strong reaction. -- In March 1999, German Finance Minister LaFontaine resigned amid disagreements over policy matters. European equity markets rallied on the news, as investors felt that the new Minister, Eichel, would be more pro-business. In June 1999, European markets rallied in response to lower than expected U.S. inflation figures and the perception that the Federal Reserve Board would not necessarily be inclined to raise U.S. interest rates further.

Pacific Basin
The Pacific Basin rose 21% in U.S. dollar terms during the semi-annual period. The previously struggling Asian and Pacific Rim markets rallied back from 1998's global economic woes primarily due to falling domestic interest rates, stable currencies, strong domestic consumption, and improving exports.

o Japan had a particularly strong showing in the last month of its fiscal year, March 1999, with its equity market rising based largely on strong foreign buying. -- Foreigners bought 1.7 trillion yen in March, the largest monthly amount on record. The bullishness arose after several companies announced restructuring plans, with the goal of increasing profitability. Some of the companies included Sony, Oji Paper, and Japan Airlines. By May, the Japanese market reversed some of its earlier gains, as foreign demand for stock turned negative after four consecutive months of aggressive buying by foreign hedge funds, asset allocators and active managers. In June, Japan's equity market rallied back, spurred on by signs of economic recovery and continued foreign buying of Japanese shares. At June 30, 1999, Japan's EAFE market weight was 24%, the highest level in recent years.

o Hong Kong's equity market rose, as investors became more optimistic about corporate earnings. -- In addition, the Hong Kong government announced in March that it would be selling its $23 billion stock portfolio over the next three years. In April, Hong Kong was the best performing EAFE market, as foreigners increased their equity allocation to the market when the Hong Kong central bank cut its interest rates by 0.25% to 8.5% and the property market strengthened.

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EAFE Equity Index Fund

Letter to Shareholders
--------------------------------------------------------------------------------

                    Diversification of Portfolio Investments

                         By Country as of June 30, 1999
                      (percentages are based on net assets)

    In the printed version of the document, a pie chart appears which depicts the following plot points:

                                    Japan 24%
                               United Kingdom 21%
                                   Germany 10%
                                    France 9%
                                 Switzerland 7%
                                 Netherlands 6%
                                    Italy 4%
                                  Australia 3%
                                    Spain 3%
                                    Sweden 3%
                                  Hong Kong 3%
                                   Finland 2%
                                   Belgium 2%
                                   Other 3%(1)
--------------
(1) Consists of countries less than 2%.

o Encouraged by investor confidence of economic recovery in the region, other Asian equity markets also performed well for the semi-annual period. -- Singapore, Australia, and New Zealand were among the stronger performing markets in the region.

MANAGER OUTLOOK
A fundamental reassessment of the global economic outlook was the big story for the financial markets during the first half of 1999. The nightmare scenarios of Armageddon, deflation and financial meltdown that prevailed late last year were replaced by signs of improving growth, particularly in Asia. These emerging market economies saw their currencies as well as their fixed income and equity markets bounce back sharply. Nascent signs of a recovery in the long-suffering Japanese economy were key to this recovery. In Europe, signs of vitality were a little harder to come by, but things do seem to be pointing up as we look ahead, giving some support to equities.

Provided the monetary tightening in the U.S. remains fairly modest, it is unlikely to cause serious repercussions in the rest of the world. In Europe, we expect growth to improve gradually over the balance of the year, bringing to an end the period of monetary easing. Given the slack in these economies, however, there is no serious threat, we believe, of overheating or monetary tightening in the foreseeable future. Equity markets in Europe should perform well against the backdrop of improving growth and still-benign inflation. We remain somewhat skeptical that a full-fledged recovery is underway in Japan, though the worst is probably past.

Of course, as an index fund, designed to replicate as closely as possible, before expenses, the broad diversification and total return of the MSCI EAFE Index with net dividends, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economies in general. Still, we will continue monitoring economic conditions and how they affect the financial markets.

We appreciate your ongoing support of the EAFE Equity Index Fund and look forward to serving your investment needs for many years ahead.


                                 /s/ Peter Kuntz
                                 ---------------
                                   Peter Kuntz
              Portfolio Manager of the EAFE Equity Index Portfolio
                                  July 22, 1999


INVESTMENT REVIEW
-------------------------------------------------------------------------------------------------------------------
                                                 Cumulative Total Returns            Average Annual Total Returns
-------------------------------------------------------------------------------------------------------------------
                                         Past 6     Past 1   Past 3      Since      Past 1     Past 3      Since
 Periods ended  June 30, 1999            Months      year     years     inception    year       years    inception
-------------------------------------------------------------------------------------------------------------------
 EAFE(R)(1) Equity Index Fund(4)
  Institutional Class Shares
  (inception 1/24/96)                      4.14%      7.44%     29.24%     36.60%      7.44%      8.93%      9.52%
-------------------------------------------------------------------------------------------------------------------
 MSCI EAFE Index(3)                        3.97%      7.62%     28.83%     36.19%      7.62%      8.81%      9.46%
-------------------------------------------------------------------------------------------------------------------
 Lipper International Equity Average(5)    7.38%      4.83%     32.15%     39.87%      4.83%      9.53%     10.11%
-------------------------------------------------------------------------------------------------------------------

-------------
(1) The EAFE Index is the exclusive property of Morgan Stanley. Morgan Stanley Capital International is a service mark of Morgan Stanley and has been licensed for use by Bankers Trust Company.

(2) Foreign investing involves special risks, including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

(3) The MSCI EAFE Index is an unmanaged capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States. Investments cannot be made in an index.

(4) Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

(5) Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

--------------------------------------------------------------------------------
EAFE Equity Index Fund

Performance Comparison (unaudited)
--------------------------------------------------------------------------------

Comparison of Change in Value of a $10,000 Investment in the EAFE Equity Index Fund and the MSCI EAFE Index since January 31, 1996.

          Total Return
          June 30, 1999
    Six        One         Since
  Months       Year      1/24/96(1)
  4.14%(3)   7.44%(2)     9.52%(2)

 (1) The Fund's inception date.
 (2) Annualized.
 (3) Unaudited.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                [Graphic Omitted]
   In the printed version of the document, a line graph appears which depicts the following plot points:




BT Advisor EAFE Equity Index Fund - $13,660

MSCI EAFE Index - $13,619

                BT Advisor
               EAFE Equity          MSCI EAFE
                Index Fund           Index
Jan-96            10,000             10,000
Jun-96            10,404             10,409
Dec-96            10,553             10,561
Jun-97            11,805             11,745
Dec-97            10,949             10,920
Jun-98            12,715             12,659
Dec-98            13,117             13,100
Jun-99            13,660             13,619


Past performance is not indicative of future results. The MSCI EAFE Index is unmanaged and investments may not be made in an index. The index return does not reflect expenses, which have been deducted from the Fund's return. The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested. Performance figures assume the reinvestment of dividends and capital gains distributions.

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EAFE Equity Index Fund

Statement of Assets and Liabilities June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Assets
   Investment in EAFE Equity Index Portfolio, at Value ....................       $62,211,454
   Receivable for Shares of Beneficial Interest Subscribed ................             8,789
   Due from Bankers Trust .................................................            17,815
   Prepaid Expenses and Other .............................................            19,664
                                                                                  -----------
Total Assets ..............................................................        62,257,722
                                                                                  -----------
Liabilities
   Payable for Shares of Beneficial Interest Redeemed .....................             2,407
   Accrued Expenses and Other .............................................            11,889
                                                                                  -----------
Total Liabilities .........................................................            14,296
                                                                                  -----------
Net Assets ................................................................       $62,243,426
                                                                                  ===========
Composition of Net Assets
   Paid-in Capital ........................................................       $51,771,040
   Undistributed Net Investment Income ....................................           491,297
   Accumulated Net Realized Gain from Investment, Futures,
      Foreign Currency and Forward Foreign Currency
      Transactions ........................................................           477,023
   Net Unrealized Appreciation on Investment, Foreign
      Currency and Forward Foreign Currency Contracts .....................         9,504,066
                                                                                  -----------
Net Assets ................................................................       $62,243,426
                                                                                  ===========
Net Asset Value, Offering and Redemption Price Per Share
   (net assets divided by shares outstanding) .............................       $     12.07
                                                                                  ===========
Shares Outstanding ($0.001 par value, unlimited number
   of shares of beneficial interest authorized) ...........................         5,157,563
                                                                                  ===========

--------------------------------------------------------------------------------

Statement of Operations  For the six months ended June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Investment Income
   Income Allocated from EAFE Equity Index Portfolio, Net .................       $   710,168
                                                                                  -----------
Expenses
   Administration and Service Fees ........................................            41,730
   Professional Fees ......................................................             6,618
   Trustees Fees ..........................................................             2,127
   Miscellaneous ..........................................................            13,922
                                                                                  -----------
   Total Expenses .........................................................            64,397
   Less: Expenses Reimbursed and Fees Waived by Bankers Trust .............           (50,167)
                                                                                  -----------
      Net Expenses ........................................................            14,230
                                                                                  -----------
Net Investment Income .....................................................           695,938
                                                                                  -----------
Realized and Unrealized Gain (Loss) on Investment, Futures,
   Foreign Currencies and Forward Foreign Currency Contracts
   Net Realized Gain (Loss) from:
      Investment Transactions .............................................           (38,349)
      Foreign Futures Transactions ........................................           873,046
      Foreign Currency Transactions .......................................          (175,225)
      Forward Foreign Currency Transactions ...............................          (224,305)
   Net Change in Unrealized Appreciation/Depreciation
      on Investment, Futures, Foreign Currencies, and
      Forward Foreign Currency Contracts ..................................         1,193,250
                                                                                  -----------
Net Realized and Unrealized Gain on Investment, Futures,
   Foreign Currencies and Forward Foreign Currency Contracts ..............         1,628,417
                                                                                  -----------
Net Increase in Assets from Operations ....................................       $ 2,324,355
                                                                                  ===========



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
EAFE Equity Index Fund

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                 For the            For the
                                                             six months ended      year ended
                                                              June 30, 1999(1)    Dec. 31, 1998
                                                              ----------------    -------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income .................................      $    695,938      $    604,084
   Net Realized Gain from Investment, Futures, Foreign
      Currencies and Forward Foreign Currency Transactions           435,167            39,644
   Net Change in Unrealized Appreciation/Depreciation
      on Investment, Futures, Foreign Currencies and
      Forward Foreign Currency Contracts .................         1,193,250         6,726,636
                                                                ------------      ------------
Net Increase in Net Assets from Operations ...............         2,324,355         7,370,364
                                                                ============      ============
Distributions to Shareholders
   Net Investment Income
      Institutional Class ................................              --            (604,084)
      Advisor Class ......................................              --                --
   Distributions in Excess of Net Investment Income
      Institutional Class ................................              --            (287,215)
      Advisor Class ......................................              --                --
   Net Realized Gain from Investment Transactions
      Institutional Class ................................              --             (39,644)
      Advisor Class ......................................              --                --
   Distributions in Excess of Net Realized Gains
      Institutional Class ................................              --            (346,658)
      Advisor Class ......................................              --                --
                                                                ------------      ------------
Total Distributions ......................................              --          (1,277,601)
                                                                ------------      ------------
Capital Transactions in Shares of Beneficial Interest
   Net Increase Resulting from Institutional Class Shares         17,456,944         1,460,464
   Net Resulting from Advisor Class Shares(2).............              --          (3,811,950)
                                                                ------------      ------------
Net Increase (Decrease) from Capital Transactions
   in Shares of Beneficial Interest ......................        17,456,944        (2,351,486)
                                                                ------------      ------------
Total Increase in Net Assets .............................        19,781,299         3,741,277
Net Assets
Beginning of Period ......................................        42,462,127        38,720,850
                                                                ------------      ------------
End of Period ............................................      $ 62,243,426      $ 42,462,127
                                                                ============      ============

-------------
(1)  Unaudited.

(2) On July 10, 1998 shareholders of the Advisor Class exchanged their shares into the Institutional Class and the Advisor Class ceased operations.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
EAFE Equity Index Fund

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Institutional Class of EAFE Equity Index Fund.

                                                                   Institutional Class Shares
                                                ---------------------------------------------------------------
                                                    For the                For the year         For the period
                                                  six months            ended December 31,     Jan. 24, 1996(3)
                                                     ended           -----------------------           to
                                                June 30, 1999(4)      1998(2)         1997      Dec. 31, 1996
                                                ----------------      -------        ------    ----------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ..........      $ 11.59          $  9.98        $ 10.62        $ 10.00
                                                     -------          -------        -------        -------
Income from Investment Operations
   Net Investment Income ......................         0.27             0.16           0.23           0.12
   Net Realized and Unrealized Gain (Loss) from
     Investment, Futures, Foreign Currencies and
     Forward Foreign Currency Transactions ......       0.21(4)          1.81          (0.02)          0.60
                                                     -------          -------        -------        -------
Total from Investment Operations ..............         0.48(4)          1.97           0.21           0.72
                                                     -------          -------        -------        -------
Distributions to Shareholders
   Net Investment Income ......................        --               (0.16)         (0.24)         (0.08)
   In Excess of Net Investment Income .........        --               (0.09)           --             --
   Net Realized Gain from Investment
      Transactions ............................        --               (0.01)         (0.61)         (0.02)
   In Excess of Net Realized Gains ............        --               (0.10)           --             --
                                                     -------          -------        -------        -------
Total Distributions ...........................        --               (0.36)         (0.85)         (0.10)
                                                     -------          -------        -------        -------
Net Asset Value, End of Period ................      $ 12.07          $ 11.59        $  9.98        $ 10.62
                                                     =======          =======        =======        =======
Total Investment Return .......................         4.14%           19.81%          2.11%          7.22%
Supplemental Data and Ratios:
   Net assets, end of period (000s omitted) ...      $62,243          $42,462        $35,509        $39,667
   Ratios to Average Net Assets:
      Net Investment Income ...................         2.49%(4)         1.50%          1.70%          1.64%(4)
      Expenses, Including Expenses of the EAFE
       Equity Index Portfolio .................         0.40%(4)         0.40%          0.40%          0.40%(4)
      Decrease Reflected in Above Expense
       Ratios Due to Expenses Reimbursed
       and/or Fees Waived by Bankers Trust ....         0.24%(4)         0.43%          0.33%          0.48%(4)

---------------
(1)  Commencement of operations.
(2)  Annualized.
(3) Advisor Class shareholders were converted to Institutional Class on July 10, 1998.
(4)  Unaudited.



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
EAFE Equity Index Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies
A. Organization
BT Advisor Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 24, 1995, as a business trust under the laws of the Commonwealth of Massachusetts. The EAFE Equity Index Fund (the "Fund") is one of the funds offered to investors by the Trust.

The EAFE Equity Index Fund offered two classes of shares to investors:
Institutional Class and Advisor Class shares (the "Classes"). Both Classes of shares had identical rights to earnings, assets and voting privileges, except that each class had its own expenses and exclusive voting rights with respect to matters affecting a single class. The Institutional and Advisor shares began operations and offering shares of beneficial interest on January 24, 1996 and June 21, 1996, respectively. Effective July 10, 1998 the Fund's Advisor Class was closed and all Advisor Class shares were exchanged into the Fund's Institutional Class based on a 1 to 1.0382 exchange ratio. As a result of the exchange, 438,740 shares of the Institutional Class representing $5,133,257 in net assets were issued at the net asset value of $11.70 per share.

The Fund invests substantially all of its assets in the EAFE Equity Index Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 1999, the Fund's proportionate interest in the Portfolio's net assets was approximately 100%.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. Valuation
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C. Investment Income
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Organization Expenses
Costs incurred by the fund in connection with its organization and initial registration are being amortized evenly over a five-year period.

E. Distributions
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are also made annually to the extent they are not offset by any capital loss carryforwards.

F. Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from generally accepted accounting principles. The Fund has deferred a post October currency loss of $16,745 and post a October capital loss of $502,454 to next year.

G. Other
The Trust accounts separately for the assets, liabilities and operations of the Fund and its Classes. Expenses directly attributable to each Class are charged to that Class, while expenses which are attributable to the Trust's Funds are allocated among them. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .15%.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Institutional Class, to the extent necessary, to limit all expenses to .05% of the average daily net assets of the Class, excluding expenses of the Portfolio and .40% of the average daily net assets of the Class, including expenses of the Portfolio; EAFE Equity Index Advisor Class of

--------------------------------------------------------------------------------
EAFE Equity Index Fund

Notes to Financial Statements
--------------------------------------------------------------------------------

shares to .30% of the average daily net assets of the Class, excluding expenses of the Portfolio, and .65% of the average daily net assets of the Class, including expenses of the Portfolio.

ICC Distributors, Inc., a member of the Forum Group of Companies, provides distribution services to the Fund.

The Institutional Class of shares impose a shareholder transaction fee of 0.25% paid when investors buy, sell or exchange shares of the Fund. These transaction fees are paid directly to the Fund and are deducted automatically from the amount invested, exchanged or redeemed (with the exception of reinvested dividends or capital gain distributions). Effective April 30, 1999, the transaction fee for the Institutional Class shares was eliminated.

The Portfolio in which the Fund invests is a participant with other affiliated entities in a revolving credit facility in the amount of $100,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facility will bear interest at a rate per annum equal to the Federal Funds Rate plus .50%. No amounts were drawn down or outstanding under the credit facility as of and for the six months ended June 30, 1999.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. In November 1998 Bankers Trust Corporation ("BT Corp.") and Deutsche Bank AG ("Deutsche Bank") entered into an Agreement and Plan of Merger which was consummated on June 4, 1999. As a result of the transaction, BT Corp. became a wholly-owned subsidiary of Deutsche Bank.

Note 3--Shares of Beneficial Interest
At June 30, 1999, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                               Institutional Class Shares(1)
               --------------------------------------------------------------
                           For the
                      Six Months Ended               For the Year Ended
                      June 30, 1999(2)                December 31, 1998
               ------------------------------   -----------------------------
                   Shares           Amount         Shares           Amount
               ------------      ------------   ------------     ------------
Sold              1,598,133      $18,685,287        190,462      $ 2,131,517
Reinvested             --               --          109,811        1,258,105
Redeemed           (103,604)      (1,228,343)      (632,885)      (7,062,415)
Exchanged              --               --          438,740        5,133,257
               ------------      -----------      ---------      -----------
Increase          1,494,529      $17,456,944        106,128      $ 1,460,464
               ============      ===========      =========      ===========

                                  Advisor Class Shares(1)
               --------------------------------------------------------------
                           For the                    For the Period
                      Six Months Ended             January 1, 1998 through
                      June 30, 1999(2)                  July 10, 1998
               ------------------------------   -----------------------------
                   Shares           Amount         Shares           Amount
               ------------      ------------   ------------     ------------
Sold                 --               --            211,779      $ 2,284,004
Reinvested           --               --              --               --
Redeemed             --               --            (89,978)        (962,697)
Exchanged            --               --           (455,480)      (5,133,257)
               ------------      -----------      ---------      -----------
Decrease             --               --           (333,679)     $(3,811,950)
               ============      ===========      =========      ===========

----------
(1) On July 10, 1998 shareholders of the Advisor Class exchanged their shares into the Institutional Class and the Advisor Class ceased operations.

(2) Unaudited.


Note 4--Risks of Investing in Foreign Securities
The Portfolio invests in foreign securities. Investing in foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

--------------------------------------------------------------------------------
EAFE Equity Index Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

   Shares                   Description                         Value
   ------                   -----------                         -----

            COMMON STOCK - 91.6%
            Australia - 2.7%
    6,490   Amcor Ltd. ...............................       $  36,077
    9,077   AMP Ltd.(1) ..............................          99,233
    1,106   Australia Gas Light Company ..............           6,728
    7,433   Boral Ltd. ...............................          12,595
    1,941   Brambles Industries ......................          51,135
   15,124   Broken Hill Proprietary Co. Ltd. .........          75,191
    9,934   Coca-Cola Amatil Ltd. ....................          40,038
   10,045   Coles Myer Ltd. ..........................          58,445
    9,491   Colonial Ltd. ............................          33,610
    7,900   CSR Ltd. .................................          22,590
   16,792   Foster's Brewing Group ...................          47,328
    7,708   General Property Trust ...................          12,531
    2,477   Gio Australia Holdings ...................           6,034
    4,350   Lend Lease Corp. Ltd. ....................          59,727
   18,879   M.I.M. Holdings Ltd. .....................          13,371
   12,500   National Australia Bank ..................         206,851
    1,545   Newcrest Mining Ltd.(1)...................           3,469
   18,131   News Corporation .........................         154,697
   21,596   Normandy Mining Ltd. .....................          14,381
    6,636   North Ltd. ...............................          13,441
    3,582   Orica Ltd. ...............................          19,563
   10,600   Pacific Dunlop ...........................          15,296
    8,900   Pioneer International ....................          22,681
    2,861   Rio Tinto Ltd. ...........................          46,912
    6,613   Santos Ltd. ..............................          21,668
    4,798   Southcorp Holdings Ltd. ..................          19,376
    1,700   TABCORP Holdings Ltd. ....................          11,455
   45,108   Telstra Corp. Ltd. .......................         258,480
      737   Wesfarmer Ltd. ...........................           6,635
   17,862   Westfield Trust - Units ..................          36,155
   15,827   Westpac Banking Corp., Ltd. ..............         102,667
    8,844   WMC Ltd. .................................          37,993
    9,455   Woolworths Ltd. ..........................          31,449
                                                            ----------
                                                             1,697,802
                                                            ----------
            Austria - 0.3%
      230   Austria Tabakwerke AG ....................          13,401
    1,120   Bank Austria AG ..........................          58,906
       70   Boehler-Uddeholm AG ......................           3,464
       60   Ea-Generali AG ...........................          11,014
      100   Flughafen Wien AG ........................           4,196
      310   Oesterreichische Elektrizitaetswirtschafts
            AG -- A ..................................          45,141
      240   OMV AG ...................................          21,407
      160   VA Technologie AG ........................          14,496
      720   Wienerberger Baustoffindustrie AG ........          18,645
                                                            ----------
                                                              190,670
                                                            ----------
            Belgium - 1.6%
       71   Barco NV .................................          11,430
       12   Bekaert NV ...............................           5,136
      150   Cimenteries CBR ..........................          13,798
       22   Colruyt NV ...............................          14,475
       29   D'Ieteren SA .............................          13,395
      307   Delhaize - Le Lion, SA ...................          26,135
      517   Electrabel SA ............................         166,881
      210   Fortis AG CVG(1) .........................           1,195
    6,629   Fortis -- B ..............................         208,165

   Shares                   Description                         Value
   ------                   -----------                         -----

      247   Fortis B - Strip VVPR ....................      $        3
       10   Generale de Banque SA - Strip VVPR........
      150   Groupe Bruxelles Lambert SA ..............          25,354
    2,809   KBC Bancassurance Holding ................         166,568
      216   PetroFina SA .............................         124,074
      548   Solvay SA - A ............................          36,367
      759   Tractebel ................................         106,452
    1,016   UCB SA ...................................          43,483
      141   Union Miniere SA .........................           5,816
                                                            ----------
                                                               968,727
                                                            ----------
            Denmark - 0.8%
      300   Carlsberg - AS -- B ......................          12,514
      200   Carlsberg - AS -- A ......................           8,065
        9   D/S 1912 -- B ............................          79,841
        6   D/S Svendborg -- B .......................          74,335
      464   Danisco AS ...............................          20,968
      500   Den Danske Bank ..........................          54,229
      500   FLS Industries AS -- B ...................          13,001
      193   GN Store Nord AS .........................           6,521
      212   ISS International Service System AS -- B .          11,349
      632   Novo Nordisk AS -- B .....................          68,281
    1,931   Tele Danmark AS ..........................          95,049
      400   Uni-Danmark AS -- A ......................          26,697
                                                            ----------
                                                               470,850
                                                            ----------
            Finland - 1.9%
    1,100   Kemira Oy ................................           6,648
      900   Kesko ....................................          12,112
    7,900   Merita Ltd.-- A ..........................          44,890
      200   Metra Oy -- A ............................           4,475
      200   Metra Oy -- B ............................           4,228
   10,000   Nokia Oyj ................................         876,581
      800   Outokumpu Oy -- A ........................           8,993
    2,100   Raisio Group PLC(1).......................          19,491
      700   Sampo Insurance Co. Ltd. -- A ............          20,285
    3,700   Sonera Group Oyj(1).......................          80,893
      300   Stockmann AB -- A ........................           6,089
       50   Stockmann AB -- B ........................             761
      600   Tietonator Oyj Abp .......................          24,998
    2,300   UPM - Kymmene Corp. ......................          65,940
                                                            ----------
                                                             1,176,384
                                                            ----------
            France - 8.7%
      288   Accor SA .................................          72,321
    1,611   Alcatel Alsthom ..........................         226,778
       33   AXA CVG(1)................................             226
    2,660   AXA - UAP ................................         324,519
      165   AXA - UAP-- New ..........................          20,130
    1,856   Banque Nationale de Paris ................         154,654
      206   Bouygues .................................          54,449
      228   Canal Plus ...............................          63,979
      580   Cap Gemini SA ............................          91,156
    1,870   Carrefour Supermarche ....................         274,808
      600   Casino Guichard Perracho .................          52,595
       33   Coflexip .................................           2,833
      600   Compagnie de Saint-Gobain ................          95,599
      414   Dassault Systemes SA .....................          13,684
    2,210   ELF Aquitaine SA .........................         324,318
      200   Eridania Beghin-Say SA ...................          28,669
       50   Essilor International ....................          15,629
    8,056   France Telecom SA ........................         608,556

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
EAFE Equity Index Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

   Shares                   Description                         Value
   ------                   -----------                         -----

      613   Groupe Danone ............................      $  158,042
        3   Havas SA .................................             269
      100   Imetal SA ................................          14,850
      642   L'Air Liquide ............................         100,967
      542   L'OREAL ..................................         366,391
      640   Lafarge SA ...............................          60,853
      867   Lagardere SCA ............................          32,277
      200   Legrand SA ...............................          40,715
      739   LVMH .....................................         216,363
      852   Michelin -- B ............................          34,856
      920   Paribas ..................................         103,131
      150   Pathe SA .................................          18,006
      188   Pechiney SA -- A .........................           8,081
      450   Pernod Ricard ............................          30,165
      863   Pinault-Printemps-Redoute SA .............         148,094
      137   Promodes .................................          89,927
      403   PSA Peugeot Citroen ......................          63,587
    2,250   Rhone-Poulenc -- A .......................         102,815
    5,828   Sanofi-Synthelabo SA (1)..................         247,322
      908   Schneider SA .............................          50,987
      147   SEITA ....................................           8,489
      250   Sidel SA .................................          30,397
      100   Simco SA .................................           8,456
      300   Societe BIC SA ...........................          15,825
      766   Societe Generale Paris ...................         135,003
      220   Sodexho ..................................          37,889
    1,160   Suez Lyonnaise des Eaux-Dumez ............         209,229
    1,179   Thomson CSF ..............................          40,975
    1,741   Total SA -- B ............................         224,610
    1,800   Usinor Sacilor ...........................          26,823
      510   Valeo SA .................................          42,076
    4,047   Vivendi ..................................         327,833
                                                            ----------
                                                             5,420,206
                                                            ----------
            Germany - 8.8%
      315   Adidas AG ................................          31,267
    1,891   Allianz AG ...............................         524,586
      350   AMB Aachener & Muenchener
              Beteiligungs AG ........................          36,095
    3,920   BASF AG ..................................         173,225
    5,795   Bayer AG .................................         241,439
    2,833   Bayerische Vereinsbank ...................         184,077
      400   Beiersdorf AG ............................          26,607
      550   Continental AG ...........................          13,046
    7,310   Daimler-Chrysler AG ......................         633,283
    4,555   Deutsche Bank AG .........................         277,854
    2,875   Deutsche Lufthansa AG ....................          52,123
   16,765   Deutsche Telekom .........................         703,673
    3,608   Dresdner Bank AG .........................         141,019
      412   Heidelberger Zement AG ...................          33,991
      500   Hochtief AG ..............................          22,997
       60   Karstadt AG ..............................          28,834
       65   Linde AG .................................          38,946
      550   MAN AG ...................................          18,774
    2,900   Mannesmann AG ............................         432,753
      990   Merck KGAA ...............................          32,201
    1,942   Metro AG .................................         120,564
      568   Muenchener Rueckversicherungs-
              Gesellschaft A -- New...................         103,680


   Shares                   Description                         Value
   ------                   -----------                         -----
      768   Muenchener Rueckversicherungs-
              Gesellschaft AG ........................      $  142,167
    1,311   Preussag AG ..............................          70,439
    3,100   RWE AG ...................................         143,511
    1,485   RWE AG ...................................          51,609
      525   SAP AG ...................................         177,585
      260   SAP AG - Vorzug ..........................         103,901
      505   Shering AG ...............................          53,537
    4,435   Siemens AG ...............................         342,112
    3,300   Thyssen Krupp AG (1) .....................          72,590
    3,575   VEBA AG ..................................         210,147
      208   Viag AG ..................................          98,243
    2,480   Volkswagen AG ............................         158,824
                                                            ----------
                                                             5,495,699
                                                            ----------
            Hong Kong - 2.5%
   11,551   Bank of East Asia Ltd. ...................          29,255
   22,000   Cathay Pacific Airways ...................          33,743
   20,000   Cheung Kong Holdings Ltd. ................         177,867
   20,500   CLP Holdings Ltd. ........................          99,612
   11,000   Hang Lung Development Co. ................          13,611
   16,600   Hang Seng Bank Ltd. ......................         185,607
   13,000   Hong Kong & Shanghai Hotels Ltd. .........          11,059
   27,788   Hong Kong and China Gas Co. Ltd. .........          40,293
  102,435   Hong Kong Telecommunications Ltd. ........         266,035
    7,600   Hopewell Holdings Ltd. ...................           5,779
   33,000   Hutchison Whampoa Ltd. ...................         298,797
   11,386   Hysan Development Co. Ltd. ...............          17,170
    3,000   Johnson Electric Holdings Ltd. ...........          12,373
   12,100   New World Development Co. Ltd. ...........          36,260
   12,000   Shangri-La Asia Ltd. .....................          14,848
   22,763   Sino Land Co. ............................          13,056
   20,297   Sun Hung Kai Properties Ltd. .............         185,086
    9,500   Swire Pacific Ltd.-- A ...................          47,019
    5,000   Television Broadcasts Ltd. ...............          23,458
   14,000   Wharf Holdings Ltd. ......................          43,668
                                                            ----------
                                                             1,554,596
                                                            ----------
            Ireland - 0.4%
    6,787   Allied Irish Banks PLC ...................          89,240
    3,240   CRH PLC ..................................          57,471
      536   DCC PLC ..................................           4,367
    1,341   Greencore Group PLC ......................           4,149
    1,303   Independent Newspapers PLC ...............           6,248
    2,396   Irish Permanent PLC ......................          25,334
    7,342   Jefferson Smurfit Group PLC ..............          17,225
    1,653   Kerry Group PLC ..........................          19,604
      965   Ryanair Holdings PLC (1) .................          10,002
       53   Waterford Wedgwood PLC ...................              55
    5,107   Waterford Wedgwood Units .................           5,267
                                                            ----------
                                                               238,962
                                                            ----------
            Italy - 4.1%
   14,455   Alitalia SPA .............................          37,566
      552   Arnoldo Mondadori Editore SPA ............           9,564
    8,468   Assicurazioni Generali ...................         293,422
   15,351   Banca Commerciale Italiana ...............         112,084
   17,415   Banca Intesa SPA .........................          83,692
   11,141   Bancario San Paolo di Torino .............         151,662
   22,250   Bennetton Group SPA ......................          43,826
    4,810   Edison SPA ...............................          41,668

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
EAFE Equity Index Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

   Shares                   Description                         Value
   ------                   -----------                         -----

   66,976   ENI SPA ..................................      $  399,918
   28,445   Fiat SPA .................................          90,057
   10,354   Fiat SPA .................................          16,604
   34,460   Istituto Nazionale delle Assicurazioni ...          79,960
    5,851   Italgas SPA ..............................          24,558
   11,111   Mediaset SPA .............................          98,772
    4,899   Mediobanca SPA ...........................          51,280
   21,052   Montedison SPA ...........................          34,304
   16,544   Olivetti Group (1) .......................          39,753
    9,197   Parmalat Finanziaria SPA .................          12,045
   13,436   Pirelli SPA ..............................          36,580
    3,362   Riunione Adriatica di Sicurta SPA ........          32,660
   55,990   Telecom Italia Mobile SPA ................         334,320
    4,617   Telecom Italia Mobile SPA-RNC ............          16,998
    8,838   Telecom Italia SPA-RNC ...................          47,942
   26,693   Telecom Italia SPA .......................         277,480
   39,747   Unicredito Italiano SPA ..................         174,617
   24,686   Unione Immobiliare SPA (1) ...............          10,947
                                                            ----------
                                                             2,552,279
                                                            ----------
            Japan - 21.0%
    1,000   Acom Co. Ltd. ............................          86,338
    1,000   Advantest Corporation ....................         109,885
    4,000   Ajinomoto Co., Inc. ......................          45,606
    3,000   Amada Co. Ltd. ...........................          21,192
   14,000   Asahi Bank Ltd. ..........................          67,087
    3,000   Asahi Breweries Ltd. .....................          37,328
    8,000   Asahi Chemical Industry Co. Ltd. .........          44,350
    7,000   Asahi Glass Co. Ltd. .....................          45,400
   37,000   Bank of Tokyo - Mitsubishi Ltd. ..........         526,710
   14,000   Bank of Yokohama Ltd. ....................          35,973
    7,000   Bridgestone Corp. ........................         211,672
    6,000   Canon, Inc. ..............................         172,510
    3,000   Casio Computer Co. Ltd. ..................          22,803
    5,000   Chiba Bank Ltd. ..........................          18,466
    8,000   Chichibu Onoda Cement ....................          22,935
    4,000   Citizen Watch Co. Ltd. ...................          34,700
    7,000   Cosmo Oil Co. Ltd. .......................          12,839
      800   Credit Saison Co. Ltd. ...................          16,722
    6,000   Dai Nippon Printing Co. Ltd. .............          95,922
    4,000   Daiei, Inc. ..............................          13,682
    2,000   Daiichi Pharmaceutical ...................          31,032
    5,000   Daikin Industries Ltd. ...................          58,041
    9,000   Dainippon Ink & Chemicals, Inc. ..........          30,635
    3,000   Daiwa House Industry Co. Ltd. ............          31,553
    8,000   Daiwa Securities Co. Ltd. ................          52,877
    8,000   Denso Corp. ..............................         162,596
       34   East Japan Railway Co. ...................         182,590
    2,000   Ebara Corp. ..............................          23,778
    2,000   Eisai Co. Ltd. ...........................          39,410
    1,800   Fanuc ....................................          96,665
   28,000   Fuji Bank Ltd. ...........................         195,247
    4,000   Fuji Photo Film Co. ......................         151,360
    5,000   Fujikura Ltd. ............................          23,877
    1,000   Fujita Kanko, Inc. .......................           9,501
   13,000   Fujitsu Ltd. .............................         261,533
    9,000   Furukawa Electric Co. Ltd. ...............          41,269
    3,000   Gunma Bank ...............................          18,837
    5,000   Hankyu Corp. .............................          19,829
   24,000   Hitachi Ltd. .............................         225,057


   Shares                   Description                         Value
   ------                   -----------                         -----

    6,000   Hitachi Zosen Corp. ......................       $   7,238
    8,000   Honda Motor Co. Ltd. .....................         339,072
    1,000   House Foods Industry .....................          14,739
    1,000   Hoya Corp. ...............................          56,429
    2,000   INAX .....................................          12,211
   18,000   Industrial Bank of Japan .................         142,767
    4,000   Ito -Yokado Co. Ltd. .....................         267,689
    8,000   Itochu Corp. .............................          19,895
   10,000   Japan Airlines (1) .......................          33,048
   18,000   Japan Energy Corp. .......................          21,118
    4,000   Joyo Bank ................................          15,566
    2,000   JUSCO Co. ................................          36,353
    6,000   Kajima Corp. .............................          21,812
    2,000   Kandenko Co. Ltd. ........................          12,261
    6,900   Kansai Electric Power Co., Inc. ..........         131,118
    4,000   Kao Corp. ................................         112,363
    8,000   Kawasaki Heavy Industries Ltd. ...........          21,679
   19,000   Kawasaki Steel Corp. .....................          35,477
    2,000   Kinden Corp. .............................          21,564
   10,000   Kinki Nippon Railway .....................          49,159
    8,000   Kirin Brewery Co. Ltd. ...................          95,839
    2,000   Kokuyo ...................................          32,222
    6,000   Komatsu Ltd. .............................          38,319
    8,000   Kubota Corp. .............................          23,927
   11,000   Kumagai Gumi Co. Ltd. (1) ................          12,269
    4,000   Kuraray Co. Ltd. .........................          48,118
    2,000   Kurita Water Industries ..................          35,857
    1,000   Kyocera Corp. ............................          58,660
    3,000   Kyowa Hakko Kogyo ........................          17,177
   11,000   Marubeni Corp. ...........................          22,993
    2,000   Marui Co. Ltd. ...........................          33,048
   15,000   Matsushita Electric Industrial Co. Ltd. ..         291,235
    5,000   Meiji Seika ..............................          27,967
    2,000   Minebea Co. Ltd. .........................          22,307
   13,000   Mitsubishi Chemical Corp. ................          45,003
    9,000   Mitsubishi Corp. .........................          60,974
   13,000   Mitsubishi Electric Corp. (1) ............          49,944
    8,000   Mitsubishi Estate Co. Ltd. ...............          78,059
   25,000   Mitsubishi Heavy Industries Ltd. .........         101,416
    7,000   Mitsubishi Materials Corp. ...............          15,673
    7,000   Mitsubishi Trust & Banking Corp. .........          68,013
    9,000   Mitsui & Co. .............................          62,758
    5,000   Mitsui Fudosan Co. Ltd. ..................          40,484
    7,000   Mitsui Marine & Fire Insurance Co. Ltd. ..          34,411
    6,000   Mitsui O.S.K. Lines Ltd. .................          12,889
    7,000   Mitsui Trust & Banking Co. Ltd. ..........          11,162
    8,000   Mitsukoshi Ltd. ..........................          34,766
    2,000   Murata Manufacturing Co. Ltd. ............         131,531
    2,000   Mycal Corp. ..............................          12,558
   11,000   NEC Corp. ................................         136,777
    6,000   New Oji Paper Co. Ltd. ...................          34,700
    8,000   Nichirei Corp. ...........................          21,151
    5,000   Nikon Corp. ..............................          81,794
    6,000   Nippon Express Co. Ltd. ..................          35,940
    2,000   Nippon Meat Packers, Inc. ................          26,108
    7,000   Nippon Oil Co. Ltd. ......................          29,495
    6,000   Nippon Paper Industries Co. ..............          31,280
   41,000   Nippon Steel Corp. .......................          95,186
      940   Nippon Telegraph & Telephone Corp. .......       1,102,811
   12,000   Nippon Yusen Kabushiki Kaisha ............          46,201


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
EAFE Equity Index Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

   Shares                   Description                         Value
   ------                   -----------                         -----

    4,000   Nishimatsu Construction ..................       $  22,935
   15,000   Nissan Motor Co. Ltd. ....................          71,631
    2,000   Nisshinbo Industries, Inc. ...............           9,105
    2,000   Nissin Food Products Co. Ltd. ............          48,746
   21,000   NKK Corp. ................................          17,177
   14,000   Nomura Securities Co. Ltd. ...............         163,901
    6,000   NSK Ltd. .................................          32,916
    4,000   NTN Corp. ................................          13,649
   10,000   Obayashi Corp. ...........................          50,316
    7,000   Odakyu Electric Railway ..................          23,423
    2,000   Olympus Optical Co. Ltd. .................          29,561
    1,000   Omron Corp. ..............................          17,350
    2,000   Onward Kashiyama Co. Ltd. ................          21,977
    1,000   Orix Corporation .........................          89,230
   15,000   Osaka Gas Co. Ltd. .......................          50,935
    1,000   Pioneer Electronic Corp. .................          19,457
    1,000   Rohm Company Ltd. ........................         156,565
   20,000   Sakura Bank Ltd. .........................          75,845
    4,000   Sankyo Co. Ltd. ..........................         100,796
   11,000   Sanyo Electric Co. Ltd. ..................          44,714
    4,000   Sapporo Breweries Ltd. ...................          17,747
    1,000   Secom Co., Ltd. ..........................         104,101
    1,800   Sega Enterprises .........................          23,809
    3,000   Sekisui Chemical Co. Ltd. ................          17,400
    4,000   Sekisui House Ltd. .......................          43,161
    7,000   Sharp Corp. ..............................          82,703
    5,000   Shimizu Corp. ............................          19,498
    3,000   Shin-Etsu Chemical Co. Ltd. ..............         100,383
    4,000   Shiseido Co. Ltd. ........................          59,949
    5,000   Shizuoka Bank ............................          49,820
   12,000   Showa Denko K.K ..........................          15,367
    1,000   SMC Corporation ..........................         111,950
    3,000   Snow Brand Milk Products .................          14,649
    3,300   Sony Corp. ...............................         355,803
   25,000   Sumitomo Bank Ltd. .......................         310,031
   10,000   Sumitomo Chemical Co. ....................          45,854
    6,000   Sumitomo Corp. ...........................          43,871
    4,000   Sumitomo Electric Industries .............          45,474
    2,000   Sumitomo Forestry Co. ....................          15,566
   10,000   Sumitomo Marine & Fire ...................          60,313
   19,000   Sumitomo Metal Industries Ltd. ...........          23,704
    7,000   Sumitomo Metal Mining Co. ................          28,917
    6,000   Taisei Corp. .............................          13,186
    2,000   Taisho Pharmaceutical Co. ................          66,096
    2,000   Takashimaya Co. Ltd. .....................          19,118
    7,000   Takeda Chemical Industries ...............         324,448
   16,000   Teijin Ltd. ..............................          64,774
    7,000   Tobu Railway Co. Ltd. ....................          19,837
      300   Toho Co. .................................          43,871
    3,000   Tohoku Electric Power ....................          45,408
   12,000   Tokai Bank ...............................          68,409
   11,000   Tokyo Marine & Fire Insurance Co. ........         119,510
    1,000   Tokyo Broadcasting System ................          14,458
    2,000   Tokyo Dome Corp. .........................          11,600
    8,800   Tokyo Electric Power Co. .................         185,763
    1,000   Tokyo Electron Ltd. ......................          67,831
   14,000   Tokyo Gas Co. Ltd. .......................          34,469
    6,000   Tokyu Corp. ..............................          15,119
    4,000   Toppan Printing Co. Ltd. .................          44,648


   Shares                   Description                         Value
   ------                   -----------                         -----

    8,000   Toray Industries, Inc. ...................      $   40,054
    1,000   Tostem Corp. .............................          19,209
    5,000   Toto Ltd. ................................          38,625
    1,000   Toyo Seikan Kaisha .......................          22,473
    8,000   Toyobo Ltd. ..............................          12,096
    2,000   Toyoda Automatic Loom Works ..............          33,957
   29,000   Toyota Motor Corp. .......................         917,660
   11,000   Ube Industries Ltd. ......................          23,720
    1,000   Uni-Charm Corporation ....................          43,375
    2,000   Uny Co. Ltd. .............................          30,074
    3,000   Wacoal Corp. .............................          30,536
    2,000   Yamaha Corp. .............................          24,042
   14,000   Yamaichi Securities Co. Ltd. (1) .........               0
    3,000   Yamanouchi Pharmaceutical Co. Ltd. .......         114,759
    5,000   Yamato Transport Co. Ltd. ................          87,164
    2,000   Yamazaki Baking Co. Ltd. .................          24,819
                                                            ----------
                                                            13,101,794
                                                            ----------
            Netherlands - 5.7%
    4,903   AEGON NV .................................         355,713
    1,867   Akzo Nobel ...............................          78,556
   12,132   Algemene Bank Nederland NV ...............         262,739
    5,722   Elsevier NV ..............................          66,386
      756   Getronics NV .............................          29,081
      802   Hagemeyer NV .............................          26,218
    2,705   Heineken NV ..............................         138,503
    7,967   ING Groep NV .............................         431,348
      796   KLM Royal Dutch Airlines NV ..............          22,533
    5,183   Koninklijke Ahold NV .....................         178,526
    3,555   Koninklijke KPN NV .......................         166,811
      310   Oce NV ...................................           7,896
    2,756   Philips Electronics NV ...................         271,887
   17,715   Royal Dutch Petroleum Co. ................       1,037,678
    3,817   TNT Post Group NV ........................          91,127
    4,772   Unilever NV ..............................         321,602
    2,236   Wolters Kluwer NV - CVA ..................          89,009
                                                            ----------
                                                             3,575,613
                                                            ----------
            New Zealand - 0.2%
   20,319   Brierley Investments Ltd. ................           5,707
   15,286   Carter Holt Harvey Ltd. ..................          18,307
    2,169   Fletcher Challenge Building ..............           3,161
    2,091   Fletcher Challenge Energy ................           5,673
      317   Fletcher Challenge Forests ...............             178
    3,832   Fletcher Challenge Paper .................           2,863
    5,349   Lion Nathan Ltd. .........................          12,812
   14,125   Telecom Corp. of New Zealand .............          60,629
                                                            ----------
                                                               109,330
                                                            ----------
            Norway - 0.4%
      300   Aker RGI ASA -- A ........................           4,078
      180   Aker RGI ASA -- B ........................           2,241
      500   Bergensen d.y. ASA -- A ..................           7,367
    5,250   Christiania Bank Og Kreditkasse ..........          18,873
    4,300   Den Norske Bank ASA ......................          14,202
      600   Hafslund ASA -- A ........................           4,001
      280   Kvaerner ASA .............................           5,762
      800   Merkantildata AS .........................           7,723
    1,600   NCL Holdings ASA (1) .....................           5,345
    1,850   Norsk Hydro ASA ..........................          69,796


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
EAFE Equity Index Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

   Shares                   Description                         Value
   ------                   -----------                         -----

      400   Norske Skogindustrier ASA -- A ...........      $   14,735
    1,500   Orkla ASA -- A ...........................          23,342
      700   Petroleum Geo-Services ASA (1) ...........          10,537
      850   Schibsted ASA ............................           9,556
      450   Tomra Systems ASA ........................          16,920
    2,700   Uni-Storebrand ASA -- A ..................          18,178
                                                            ----------
                                                               232,656
                                                            ----------
            Portugal - 0.5%
    1,697   Banco Comercial Portugues, SA ............          43,979
    1,181   Banco Espirito Santo e Comercial de
              Lisboa, SA .............................          27,477
      579   BPI - SGPS, SA ...........................          12,158
      400   Brisa Auto Estradas de Portugal SA .......          16,500
      600   Cimentos de Portugal .....................          15,469
    5,577   Electricidade de Portugal, SA ............         100,420
      700   Jeronimo Martins, SGPS, SA ...............          23,122
    1,600   Portugal Telecom SA ......................          65,094
      300   Sonae Investimentos - Sociedade Gestor a
              de Participacoes Sociais, SA ...........          10,203
                                                            ----------
                                                               314,422
                                                            ----------
            Singapore - 0.9%
    6,000   City Developments Ltd. ...................          38,415
    1,000   Creative Technology Ltd. .................          13,040
    2,000   Cycle & Carriage Ltd. ....................          11,513
    7,000   DBS Land Ltd. ............................          13,980
    3,900   Development Bank of Singapore Ltd. .......          47,648
    3,000   Fraser & Neave Ltd. ......................          13,304
    6,750   Keppel Corp. Ltd. ........................          22,996
    4,798   Overseas-Chinese Banking Corp. Ltd. ......          40,019
    4,000   Parkway Holdings Ltd. ....................           9,868
   10,332   Sembcorp Industries Ltd. (1) .............          16,386
    9,000   Singapore Airlines Ltd. ..................          85,640
    2,296   Singapore Press Holdings Ltd. -- 100 (1)..          39,515
    1,000   Singapore Press Holdings Ltd. ............          17,034
   13,000   Singapore Technologies Industrial Corp....          14,737
   54,000   Singapore Telecommunications Ltd. ........          92,618
   12,000   United Industrial Corp. Ltd. .............           8,106
    8,000   United Overseas Bank Ltd. ................          55,919
                                                            ----------
                                                               540,738
                                                            ----------
            Spain - 2.9%
      490   Acerinox SA ..............................          14,326
    4,150   Argentaria SA ............................          94,540
    2,826   Autopistas Concesionaria Espanola SA .....          33,088
   15,769   Banco Bilbao Vizcaya SA ..................         227,832
   30,959   Banco Santander Central Hispano, SA ......         322,466
      131   Corporacion Financiera Alba, SA ..........          21,210
      860   Corporacion Mapfre .......................          17,516
    6,442   Endesa SA ................................         137,387
      660   Fomento de Construcciones y
              Contratas SA ...........................          37,775
    1,072   Gas Natural SDG, NA ......................          77,939
      475   General de Aguas D'barce .................          24,738
        4   General de Aguas D'barce -- New (1) . ....             206
    8,876   Iberdrola SA .............................         135,198
    8,598   Repsol SA ................................         175,564
    1,485   Tabacalera SA -- A .......................          30,016
    9,349   Telefonica de Espana .....................         450,353


   Shares                   Description                         Value
   ------                   -----------                         -----

    2,023   Union Electrica Fenosa SA ................      $   26,454
      643   Vallehermoso SA ..........................           6,227
                                                            ----------
                                                             1,832,835
                                                            ----------
            Sweden - 2.9%
    5,600   ABB AB -- A ..............................          74,432
    1,400   ABB AB -- B ..............................          18,526
      800   AGA AB -- A ..............................           9,974
      400   AGA AB -- B ..............................           4,940
    6,372   AstraZeneca Group PLC ....................         248,115
    1,200   Atlas Copco A -- A .......................          32,676
      300   Atlas Copco AB -- B ......................           8,045
        1   Boliden Ltd. (1) .........................               1
      700   Drott AB -- B 8 ..........................           5,681
    3,300   Electrolux A -- B ........................          69,092
   16,300   Ericsson Lm -- B .........................         522,452
    6,525   ForeningsSparbanken AB ...................          92,099
    7,100   Hennes & Mauritz AB -- B .................         175,376
      110   Mandamus Fastigheter AB (1) ..............             582
      800   Netcom Systems AB -- B 8 .................          26,912
      300   Om Gruppen AB ............................           3,388
    1,300   Sandvik AB -- A ..........................          28,365
      300   Sandvik AB -- B ..........................           6,634
    2,900   Securitas AB -- B ........................          43,321
    4,300   Skandia Forsakrings AB ...................          80,419
    5,100   Skandinaviska Enskilda Banken -- A .......          59,388
    1,000   Skanska AB -- B ..........................          37,698
      400   SKF AB -- B ..............................           7,387
    1,800   Svenska Cellulosa AB -- B ................          46,579
    5,400   Svenska Handelsbanken AB -- A ............          64,787
      600   Svenskt Stal AB -- A .....................           7,516
    1,900   Swedish Match AB .........................           6,772
      400   Trelleborg AB -- B .......................           3,529
    1,100   Volvo AB -- A ............................          31,699
    2,600   Volvo AB -- B ............................          75,385
      300   Wm-Data AB -- B ..........................          11,433
                                                            ----------
                                                             1,803,203
                                                            ----------
            Switzerland - 6.7%
       75   ABB AG - Bearer ..........................         110,962
      140   Adecco SA ................................          75,017
       45   Alusuisse-Lonza Holding AG ...............          52,451
    2,190   Credit Suisse Group ......................         378,949
       40   Holderbank Financiere Glarus AG -- B .....          47,215
      325   Nestle SA ................................         585,572
      558   Novartis AG - Bearer .....................         814,787
       13   Roche Holding AG - Bearer ................         214,076
       58   Roche Holding AG - Genusscheine ..........         596,196
      100   Sairgroup ................................          20,938
       10   Schindler Holding AG .....................          15,438
      120   Schweizerische Ruckversicherungs-
              Gesellschaft ...........................         228,485
       15   SGS Societe Generale de Surveillance
              Holding SA .............................          15,535
      100   Societe Suisse pour la Microelectronique
              et l'Hogeric AG ........................          14,280
       25   Societe Suisse pour la Microelectronique
              et l'Hogeric AG - Bearer ...............          16,821
       15   Sulzer AG ................................           9,118

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
EAFE Equity Index Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

   Shares                   Description                         Value
   ------                   -----------                         -----

        2   Sulzer Medica AG .........................      $      377
      620   Swisscom AG ..............................         233,309
    1,713   UBS AG ...................................         511,314
      375   Zurich Allied AG .........................         213,239
                                                            ----------
                                                             4,154,079
                                                            ----------
            United Kingdom - 17.9%
   10,533   Abbey National PLC .......................         197,080
   11,004   Allied Zurich PLC (1) ....................         137,464
    2,788   Anglian Water PLC ........................          30,832
    3,286   Arjo Wiggins Appleton PLC ................          11,421
    5,309   Associated British Foods PLC .............          34,673
   10,940   Barclays PLC .............................         318,855
    5,067   Bass PLC -- New ..........................          73,681
    4,439   BBA Group PLC ............................          34,006
   29,737   BG PLC ...................................         181,990
    2,793   BICC Group PLC ...........................           3,984
    4,385   Blue Circle Industries PLC ...............          29,186
    3,354   BOC Group PLC ............................          65,822
    6,923   Boots Co. PLC ............................          82,609
    3,420   BP Amoco PLC .............................         371,107
    5,493   BPB PLC ..................................          32,513
    9,592   British Aerospace PLC ....................          62,710
    7,815   British Airport Authority ................          74,960
    6,125   British Airways PLC ......................          42,119
   11,925   British American Tobacco .................         111,280
    2,953   British Land Co. PLC .....................          24,414
   48,193   British Petroleum Co. PLC ................         862,981
   10,841   British Sky Broadcasting Group PLC .......         100,225
   14,109   British Steel PLC ........................          36,307
   45,699   British Telecommunications PLC ...........         763,575
    1,732   Burmah Castrol PLC .......................          32,990
   17,769   Cable & Wireless PLC .....................         226,175
   14,218   Cadbury Schweppes PLC ....................          90,768
    2,073   Caradon PLC ..............................           4,885
    3,997   Carlton Communications PLC ...............          33,109
   28,449   Centrica PLC (1) .........................          67,042
   10,001   CGU PLC ..................................         143,694
    5,105   Compass Group PLC ........................          50,575
   25,105   Diageo PLC -- New ........................         261,578
    2,789   Electrocomponents PLC ....................          20,641
    4,339   EMI Group PLC ............................          34,848
    3,338   FKI PLC ..................................          10,313
   20,260   General Electric Co. PLC .................         205,028
    4,588   GKN PLC ..................................          78,540
   25,521   Glaxo Wellcome PLC .......................         708,831
    6,094   Granada Group PLC ........................         113,735
    7,022   Great Universal Stores PLC ...............          78,533
    5,083   Guardian Royal Exchange PLC ..............          28,844
   14,706   Halifax PLC (1) ..........................         174,911
    6,318   Hanson PLC ...............................          55,372
   13,335   HSBC Holdings PLC ........................         472,529
    6,284   HSBC Holdings PLC (75p) ..................         222,873
    4,537   Imperial Chemical Industries PLC .........          44,841


   Shares                   Description                         Value
   ------                   -----------                         -----

   10,395   Kingfisher PLC ...........................       $ 119,697
    6,574   Ladbroke Group PLC .......................          26,088
    4,062   Land Securities PLC ......................          54,489
   29,604   Legal & General Group PLC ................          75,247
   37,278   Lloyds TSB Group PLC .....................         503,878
   21,067   Marks & Spencer PLC ......................         122,537
    4,322   MEPC PLC .................................          35,257
    8,596   National Grid Group PLC ..................          59,518
    8,749   National Power PLC .......................          63,990
    4,117   Pearson PLC ..............................          83,262
    4,423   Peninsular & Orient Steam
              Navigation Co. .........................          66,443
    5,905   Pilkington PLC ...........................           8,098
      785   Provident Financial PLC ..................          10,864
   14,533   Prudential Corp. PLC .....................         215,110
    3,019   Railtrack Group PLC ......................          61,580
    5,073   Rank Group PLC ...........................          20,071
    6,776   Reed International PLC ...................          45,554
   17,492   Rentokil Initial PLC .....................          68,380
   10,083   Reuters Group PLC ........................         132,793
    3,294   Rexam PLC ................................          13,295
    6,673   Rio Tinto PLC ............................         111,077
    1,863   RMC Group PLC ............................          29,924
    8,967   Rolls-Royce PLC ..........................          38,058
    8,043   Royal & Sun Alliance Insurance
              Group PLC ..............................          72,335
    5,642   Royal Bank of Scotland Group PLC .........         114,815
    6,281   Safeway PLC ..............................          25,197
   12,423   Sainsbury (J.) PLC .......................          78,134
    2,248   Schroders PLC ............................          45,296
    3,645   Scottish & Newcastle PLC .................          38,065
    3,218   Scottish & Southern Energy PLC ...........          32,921
    6,848   Scottish Power PLC .......................          59,262
   25,568   Siebe PLC ................................         121,113
   40,051   Smithkline Beecham PLC ...................         519,895
    2,841   Smiths Industries PLC ....................          37,774
    4,478   Stagecoach Holdings PLC ..................          16,006
    3,272   Tate & Lyle PLC ..........................          20,553
    7,678   Taylor Woodrow PLC .......................          22,148
   43,615   Tesco PLC ................................         113,094
    1,993   Thames Water PLC .........................          31,736
    4,356   TI Group PLC .............................          29,354
   21,291   Unilever PLC .............................         192,809
    3,122   United Utilities PLC .....................          38,090
   21,101   Vodafone Group ...........................         417,099
    7,189   Williams Holding PLC .....................          47,487
    3,569   Wolseley PLC .............................          26,835
    5,813   Zeneca Group PLC .........................         225,227
                                                            ----------
                                                            11,134,904
            United States - 0.7%
    4,000   AirTouch Communications, Inc. (1) ........         428,500
                                                            ----------
            Total Common Stock
              (Cost $46,581,623) ....................       56,994,249
                                                            ----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
EAFE Equity Index Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

    Shares/
   Par (000)                   Description                         Value
   ---------                   -----------                         -----


            PREFERRED STOCK - 0.2%
            Australia - 0.2%
   15,058   News Corp. Ltd.- Preferred ...............     $   114,723
                                                           -----------
            Germany - 0.0%
      400   Volkswagen AG - Preferred ................          14,788
                                                           -----------
            Total Preferred Stock
              (Cost $93,599) .........................         129,511
                                                           -----------
            Short Term Instruments - 8.2%
            United States - 8.2%
            Mutual Fund 7.2%
4,512,393   BT Institutional Cash
              Management Fund ........................       4,512,393
                                                           -----------
            U.S. Government and Agency - 1.0%
 $ 50,000   U.S. Treasury Bill, 4.250%, 08/19/99(2)...          49,711
  550,000   U.S. Treasury Bill, 4.460%, 08/19/99(2)...         546,698
                                                           -----------
                                                               596,409
                                                           -----------
            Total Short Term Instruments
              (Cost $5,108,750) ......................       5,108,802
                                                           -----------
            OTHER SECURITIES - 0.0%
            Belgium - 0.0%
      100   Generale de Banque SA Warrants (1) .......               1
                                                           -----------
            France - 0.0%
       18   Bouygues Rights (1) ......................             585
                                                           -----------
            Germany - 0.0%
    1,440   Deutsche Telekom Rights (1) ..............               0
                                                           -----------
            Hong Kong - 0.0%
    1,100   Hysan Development Co. Warrants (1) .......               1
      700   Wharf Holdings Ltd. Warrants (1) .........             650
                                                           -----------
                                                                   651
                                                           -----------
            Italy - 0.0%
    6,600   Olivetti Group Warrants (1) ..............             906
                                                           -----------
            Portugal - 0.0%
      166   Jeronimo Martins SGPS, SA Rights (1) .....           1,685
      160   Portugal Telecom SA Warrants (1) .........               0
                                                           -----------
                                                                 1,685
                                                           -----------
            Switzerland - 0.0%
        1   Holderbank Financiere Glarus AG
              Warrants (1) ...........................              23
                                                           -----------
Total Other Securities (Cost $0) .....................           3,851
                                                           -----------
Total Investments (Cost $51,783,972) ............100.0%    $62,236,413
Liabilities in Excess of Other Assets ........... (0.0%)       (24,965)
                                                 -----     -----------
Net Assets ......................................100.0%    $62,211,448
                                                 =====     ===========


------------
(1) Non-income producing security.
(2) Held as collateral for Futures Contracts.



Industry Diversification (as a percentage of Net Assets):
(Unaudited)
                                                           % of Net Assets
                                                           ---------------
Banks ................................................           13.22%
Capital Equipment ....................................            2.15%
Chemicals ............................................            1.80%
Consumer Goods & Services ............................            4.18%
Construction .........................................            1.28%
Electronics ..........................................            5.07%
Financial Services ...................................            2.71%
Food & Beverage ......................................            4.76%
Insurance ............................................            5.11%
Machinery ............................................            1.45%
Oil & Gas ............................................            6.67%
Other (3).............................................           18.35%
Pharmaceuticals ......................................            6.00%
Printing & Publishing ................................            1.01%
Real Estate ..........................................            1.47%
Retail ...............................................            1.67%
Telecommunications ...................................           12.11%
Transportation .......................................            5.57%
Utilities ............................................            5.42%
                                                                ------
Total Investments ....................................          100.00%
Liabilities in Excess of Other Assets ................            --
                                                                ------
                                                                100.00%
                                                                ======

-----------
(3) No one industry represents more than 1% of Portfolio holdings.



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
EAFE Equity Index Portfolio

Statement of Operations  For the six months ended June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Investment Income
   Dividends (net of foreign withholding tax of $77,842) ..      $   643,153
   Interest ...............................................          177,406
                                                                 -----------
Total Investment Income ...................................          820,559
                                                                 -----------
Expenses
   Advisory Fees ..........................................           69,445
   Administration and Services Fees .......................           27,778
   Professional Fees ......................................           26,357
   Trustees Fees ..........................................            1,613
   Miscellaneous ..........................................            1,722
                                                                 -----------
   Total Expenses .........................................          126,915
   Less: Fees Waived by Bankers Trust .....................          (16,526)
                                                                 -----------
      Net Expenses ........................................          110,389
                                                                 -----------
Net Investment Income .....................................          710,170
                                                                 -----------
Realized and Unrealized Gain (Loss) on Investments,
   Futures, Foreign Currencies and Forward
   Foreign Currency Contracts
      Net Realized Gain (Loss) from:
         Investment Transactions ..........................          530,885
         Foreign Futures Transactions .....................          873,046
         Foreign Currency Transactions ....................         (175,248)
         Forward Foreign Currency Transactions ............         (224,305)
      Net Change in Unrealized Appreciation/Depreciation on
         Investments, Futures, Foreign Currencies and
         Forward Foreign Currency Contracts ...............        1,193,241
                                                                 -----------
Net Realized and Unrealized Gain on Investments,
   Futures, Foreign Currencies and Forward
   Foreign Currency Contracts .............................        2,197,619
                                                                 -----------
Net Increase in Assets from Operations ....................      $ 2,907,789
                                                                 ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
EAFE Equity Index Portfolio

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                      For the           For the
                                                                                  six months ended    year ended
                                                                                  June 30, 1999(1)  December 31, 1998
                                                                                  ----------------  -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income .....................................................      $    710,170       $    629,285
   Net Realized Gain from Investment Transactions, Futures, Foreign Currency
     and Forward Foreign Currency Transactions ...............................         1,004,378             39,644
   Net Change in Unrealized Appreciation/Depreciation on Investments, Futures,
     Foreign Currencies and Forward Foreign Currency Contracts ...............         1,193,241          6,726,638
                                                                                    ------------       ------------
Net Increase in Net Assets from Operations ...................................         2,907,789          7,395,567
                                                                                    ------------       ------------
Capital Transactions
   Proceeds from Capital Invested ............................................        18,256,838          7,492,584
   Value of Capital Withdrawn ................................................        (1,158,359)        (9,414,873)
                                                                                    ------------       ------------
Net Increase (Decrease) in Net Assets from Capital Transactions ..............        17,098,479         (1,922,289)
                                                                                    ------------       ------------
Total Increase in Net Assets .................................................        20,006,268          5,473,278
Net Assets
Beginning of Period ..........................................................        42,205,180         36,731,902
                                                                                    ------------       ------------
End of Period ................................................................      $ 62,211,448       $ 42,205,180
                                                                                    ============       ============

--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected supplemental data and ratios to average net assets for periods indicated for the EAFE Equity Index Portfolio.

                                                     For the              For the year          For the period
                                                    six month          ended December 31,       Jan. 24, 1996(3)
                                                      ended        --------------------------         to
                                                 June 30, 1999(4)    1998(2)         1997        Dec. 31, 1996
                                                 ----------------  ------------  ------------  ----------------
Supplemental Data and Ratios:
Net Assets, End of Year (000s omitted) ......      $62,211          $42,205       $36,732           $40,392
Ratios to Average Net Assets:
   Net Investment Income ....................         2.55%(3)         1.60%         1.74%             1.69%(3)
   Expenses .................................         0.35%(3)         0.35%         0.35%             0.35%(3)
   Decrease Reflected in the Above Expense
     Ratios Due to Expenses Reimbursed and/or
     Fees Waived by Bankers Trust ...........         0.06%(3)         0.06%         0.06%             0.11%(3)
Portfolio Turnover Rate .....................            1%              12%           44%                4%

---------------
(1) Unaudited.
(2) Commencement of operations.
(3) Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
EAFE Equity Index Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies
A. Organization
The EAFE Equity Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on January 24, 1996, as an unincorporated trust under the laws of New York, and began operations on January 24, 1996. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue shares of beneficial interest in the Portfolio.

B. Security Valuation
The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on National Exchanges or foreign exchanges are valued based on the closing price of the security on that exchange prior to the time when the Portfolio's assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Foreign Currency Transactions
The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted to U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

E. Forward Foreign Currency Contracts
The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Net Assets may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

F. Option Contracts
The Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

G. Futures Contracts
The Portfolio may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in the financial futures contracts is designed to closely replicate the benchmark index used by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

H. Organization Expenses
Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized evenly over a five-year period.

I. Federal Income Taxes
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore no federal income tax is required.

J. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .10% of the average daily net assets. At June 30, 1999, administrative and service fees payable to Bankers Trust amounted to $4,257.

--------------------------------------------------------------------------------
EAFE Equity Index Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------
The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .25% of the average daily net assets. At June 30, 1999, advisory fees payable to Bankers Trust amounted to $10,642.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .35% of the average daily net assets of the Portfolio.

The Portfolio may invest in the BT Institutional Cash Management Fund (the "Fund"), an open-end management investment company managed by Bankers Trust Company (the "Company"). The Fund is offered as a cash management option to the Portfolio and other accounts managed by the Company. Distributions from the Fund to the Portfolio as of June 30, 1999 amounted to $46,772 and are included in interest income.

The Portfolio is a participant with other affiliated entities in a revolving credit facility in the amount of $100,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facility will bear interest at a rate per annum equal to the Federal Funds Rate plus .50%. No amounts were drawn down or outstanding under the credit facility as of and for the six months ended June 30, 1999.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. In November 1998 Bankers Trust Corporation ("BT Corp.") and Deutsche Bank AG ("Deutsche Bank") entered into an Agreement and Plan of Merger which was consummated on June 4, 1999. As a result of the transaction, BT Corp. became a wholly-owned subsidiary of Deutsche Bank.

Note 3--Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 1999 were $15,230,422 and $285,171, respectively. For federal income tax purposes, the tax basis of investments held at June 30, 1999 was $52,405,337. The aggregate gross unrealized appreciation was $14,247,560, and the aggregate gross unrealized depreciation for all investments was $3,795,118 as of June 30, 1999.

Note 4--Futures Contracts
A summary of obligations under these financial instruments at June 30, 1999 is as follows:
                                                                Unrealized
                                                               Appreciation
                                                              (Depreciation
Type of Future        Expiration  Contracts      Position          (US$)
--------------        ----------  ---------  --------------   -------------

CAC 40 Index Futures  Sept. 1999     10           Long          $ 1,552
Hang Seng  Index
  Futures             July  1999      2           Long           (6,600)
Nikkei 300 Index
  Futures             Sept. 1999     36           Long           37,180
Topix Index Futures   Sept. 1999     10           Long           56,075
IBEX plus Index
  Futures             Sept. 1999      1           Long             (439)
FTSE 100 Index
  Futures             Sept. 1999     21           Long          (74,553)
DAX Index Futures     Sept. 1999      3           Long              623
                                    ---                         -------
                                     83                         $13,838
                                    ===                         =======

At June 30, 1999, the Portfolio segregated approximately $600,000 of investment securities to cover margin requirements on open futures contracts.


--------------------------------------------------------------------------------

Note 5--Open Forward Foreign Currency Contracts
At June 30, 1999, the EAFE Equity Index Portfolio had the following open forward foreign currency contracts outstanding:

                                                                                                 Net Unrealized
                                                               Settlement          Contract       Appreciation
Contracts to Deliver                  In Exchange For               Date         Value (US$)  (Depreciation) (US$)
-------------------------------------------------------------------------------------------------------------------
Purchases
-------------------------------------------------------------------------------------------------------------------
Euro                2,465,000     U.S. Dollars    $2,577,305      7/30/99         $2,556,698       $ (20,607)
Euro                  473,526     U.S. Dollars       490,000      7/30/99            491,141           1,141
British Pound       1,800,000     U.S. Dollars     2,867,796      7/30/99          2,840,580         (27,216)
British Pound         141,770     U.S. Dollars       225,000      7/30/99            223,727          (1,273)
Japanese Yen      273,800,000     U.S. Dollars     2,286,869      7/30/99          2,269,186         (17,683)
Japanese Yen       27,384,750     U.S. Dollars       225,000      7/30/99            226,958           1,958
-------------------------------------------------------------------------------------------------------------------
                                                                  Total Purchases                    (63,680)
-------------------------------------------------------------------------------------------------------------------
Sales
-------------------------------------------------------------------------------------------------------------------
Euro                2,140,000     U.S. Dollars    $2,239,724      7/30/99         $2,219,608        $ 20,116
Euro                   50,000     U.S. Dollars        51,888      7/30/99             51,860              28
British Pound         760,000     U.S. Dollars     1,207,990      7/30/99          1,199,356           8,634
Japanese Yen      172,000,000     U.S. Dollars     1,425,493      7/30/99          1,425,493            (201)
-------------------------------------------------------------------------------------------------------------------
                                                                  Total Sales                         28,577
-------------------------------------------------------------------------------------------------------------------
                                                                  Total Net Unrealized Depreciation  (35,103)
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EAFE Equity Index Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------
Note6--Net Assets
At June 30, 1999, net assets consisted of:

Paid-in Capital ........................            $50,056,360
Undistributed Net Investment Income ....                710,170
Accumulated Net Realized Gain from
  Investments, Futures, Foreign Currency
  and Forward Foreign Currency
  Transactions .........................              1,004,378
Net Unrealized Appreciation
  on Investments, Futures, Foreign
  Currencies and Forward Foreign
  Currency Contracts ...................             10,440,540
                                                    -----------
                                                    $62,211,448
                                                    ===========
Note 7--Foreign Securities
The Portfolio invests in foreign securities. Investing in foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

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


Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Distributor
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, ME 04101

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY 10019

                               [GRAPHIC OMITTED]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:

                                   BT Service Center
                                   P.O. Box 419210
                                   Kansas City, MO 64141-6210
or call our toll-free number:      1-800-368-4031

This report must be preceded or accompanied by a current prospectus for the Fund.

Institutional EAFE Equity Index Fund      CUSIP #05576L874
BT Institutional Funds                    514SA (6/99)

Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101